Institutional Class Shares | Cloud Capital Strategic Mid Cap Fund
CLOUD CAPITAL STRATEGIC MID CAP FUND
Investment Objective
The investment objective of the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) is to consistently deliver excess returns relative to the S&P MidCap 400® Index over three- to five-year time horizons.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Mid Cap Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Institutional Class Shares Cloud Capital Strategic Mid Cap Fund Class I
Redemption Fee	none
Fee for Redemptions Paid by Wire	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Institutional Class Shares Cloud Capital Strategic Mid Cap Fund Class I
Management Fees	[1]	0.50%
Distribution and Service (12b-1) Fees		none
Other Expenses		1.18%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.69%
Fee Waiver/Expense Reimbursement		(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.41%
[1]	Management fees have been restated to reflect a contractual amendment that became effective on September 28, 2012. Prior to September 28, 2012, the contractual rate payable to the Adviser was 1.00% of the Fund's average daily net assets. As a result of the contractual amendment, effective September 28, 2012, the new contractual rate payable to the Adviser is 0.50% of the Fund's daily net assets.
[2]	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Mid Cap Fund until May 31, 2014, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as "Acquired Funds Fees and Expenses"). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

Expense Example:
This Example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Mid Cap Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class Shares Cloud Capital Strategic Mid Cap Fund Class I	144	505	892	1,974

Portfolio Turnover
The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Mid Cap Fund’s performance. For the period June 29, 2011 (commencement of operations) to May 31, 2012, the Mid Cap Fund’s portfolio turnover was 178.49%.
Principal Investment Strategies
The Mid Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P MidCap 400® Index (the Fund’s benchmark), which is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. As of May 31, 2012, the S&P MidCap 400® Index included companies with market capitalizations between $210 million and $7 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P MidCap 400® Index. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently. Decisions on the elimination of certain securities or sectors from the Mid Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Mid Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers. The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index. The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies.
Principal Risks
The principal risks of investing in the Mid Cap Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Mid Cap Fund. You should carefully consider the Mid Cap Fund’s investment risks before deciding whether to invest in the Fund.
  Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Mid Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Mid Cap Fund’s net asset value.
  Mid-Cap Risk. To the extent the Mid Cap Fund invests in mid-cap companies, it will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.
  Investment Selection and Asset Allocation Risk. The Mid Cap Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. Additionally, the Mid Cap Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.
  Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Mid Cap Fund to risks associated with fluctuations in currency values.
  Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.
  Portfolio Turnover Risk. The Fund may trade actively and experience very high portfolio turnover rates. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. These factors may negatively affect the Fund’s performance.
  New Fund / Adviser Risk. The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Performance
The Mid Cap Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Mid Cap Fund will perform in the future.